CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current Assets:
Cash	$ 2,284,933	$ 3,014
Prepaid expenses and other current assets	189,549
Advance to supplier	98,250
Due from related party	120,000
Total Current Assets	2,692,732	3,014
Investment in securities designated for sale	281	10,000
Total Assets	2,693,013	13,014
Current liabilities:
Accounts payable and accrued expenses	3,917,834	15,000
Customer deposit	108,006
Income taxes payable	994,704
Excise tax payable	943,039
Promissory notes - Evie	1,003,995
Due to related parties	2,434,492	69,133
Convertible notes Payable, net of unamortized debt issuance cost	4,861,390
Deferred underwriters’ discount	225,000
Total Current Liabilities	14,488,460	84,133
Total Liabilities	14,488,460	84,133
Stockholders’ Deficit
Preferred stock, par value $0.01, authorized 10,000,000 shares; no shares issued or outstanding
Common stock, par value $0.01; authorized 150,000,000 shares and 14,521,094 and 11,000,000 shares issued and outstanding at September 30, 2025 and 2024, respectively	145,211	110,000
Additional paid-in capital	3,168,248	151,000
Accumulated deficit	(15,108,906)	(332,119)
Total Stockholders’ Deficit	(11,795,447)	(71,119)
Total Liabilities and Stockholders’ Deficit	$ 2,693,013	$ 13,014